INTEREST BEARING LOANS AND BORROWINGS - Medium-term and long-term notes and bonds and private placement notes (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Medium-term notes and bonds	¥ 19,222,586		¥ 18,975,379
2018 medium-term 5.84% note
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	5.84%	5.84%
Medium-term notes and bonds			1,998,802
2019 Medium-Term 4.31% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	4.31%	4.31%
Medium-term notes and bonds	¥ 1,989,090		1,985,264
2018 medium-term 4.66% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,100,000
Interest rate (as a percent)	4.66%	4.66%
Medium-term notes and bonds			1,099,284
2018 medium-term 5.06% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 900,000
Interest rate (as a percent)	5.06%	5.06%
Medium-term notes and bonds	¥ 899,323		898,807
2018 medium-term 4.30% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,400,000
Interest rate (as a percent)	4.30%	4.30%
Medium-term notes and bonds			1,398,160
2018 medium-term 4.57% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,600,000
Interest rate (as a percent)	4.57%	4.57%
Medium-term notes and bonds	¥ 1,597,988		1,597,071
2019 Medium-Term 3.84% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	3.84%	3.84%
Medium-term notes and bonds	¥ 1,999,809		1,999,196
2019 Medium-term 3.52% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	3.52%	3.52%
Medium-term notes and bonds	¥ 999,790		999,623
2019 Medium-term 4.57 % bonds.
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	4.57%	4.57%
Medium-term notes and bonds	¥ 1,997,440		1,997,265
2020 Medium-Term 3.04% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 900,000
Interest rate (as a percent)	3.04%	3.04%
Medium-term notes and bonds	¥ 898,866		897,972
2020 Medium-Term 3.31% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 500,000
Interest rate (as a percent)	3.31%	3.31%
Medium-term notes and bonds	¥ 499,876		499,853
2020 Medium-Term 3.07% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	3.07%	3.07%
Medium-term notes and bonds	¥ 999,787		999,617
2021 Medium- Term 3.21% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	3.21%	3.21%
Medium-term notes and bonds	¥ 997,028
2018 Hong Kong dollar medium-term 5.25% bonds
Disclosure of detailed information about borrowings [line items]
Face value | $		$ 400,000
Interest rate (as a percent)	5.25%	5.25%
Medium-term notes and bonds			¥ 2,604,465
2021 Hong Kong Medium-term 1.74% bonds
Disclosure of detailed information about borrowings [line items]
Face value | $		$ 500,000
Interest rate (as a percent)	1.74%	1.74%
Medium-term notes and bonds	¥ 3,173,180
2021 Hong Kong Medium-term 2.24% bonds.
Disclosure of detailed information about borrowings [line items]
Face value | $		$ 500,000
Interest rate (as a percent)	2.24%	2.24%
Medium-term notes and bonds	¥ 3,170,409